Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 8,599	$ 8,326
Alternative revenue	116	16
Other revenue	68	48
Revenues	8,783	8,390
Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,225	7,918
Other services revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	374	408
Other services revenue | Regulated Utilities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	273	234
ITC | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,697	1,539
UNS Energy | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,966	1,993
Central Hudson | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	894	963
FortisBC Energy | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,289	1,136
FortisAlberta | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	576	554
FortisBC Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	362	354
Newfoundland Power | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	671	651
Maritime Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	209	200
FortisOntario | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	206	197
Caribbean Utilities | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	270	253
FortisTCI | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	85	$ 78
November 2019 Order
Disaggregation of Revenue [Line Items]
Alternative revenue	$ 91